Consolidated Statements of Cash Flows	6 Months Ended	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 HKD ($)
Cash flows from operating activities:
Net income (loss)	$ 3,649,121	$ 1,874,338	$ 14,619,846	$ (7,936,462)
Adjustment to reconcile net income to net cash provided by (used in) operating activities:
Depreciation	109,589	64,692	504,596	290,550
Amortization		311,172	2,427,145	168,717
Change of fair value of financial asset – contingent consideration asset		(1,660,256)	(12,950,000)
Gain on disposal of property and equipment		(30,000)	(234,000)	(1,000,000)
Non-cash lease expense	466,698	275,333	2,147,599	906,601
Provision for expected credit losses	14,040
Stock compensation expense				11,129,227
Deferred tax expenses		(51,343)	(400,479)	(27,838)
Changes in operating assets and liabilities
Accounts receivable	(1,824,450)	(362,475)	(2,827,304)	(1,561,593)
Prepaid expenses and other current assets	(28,236)	(30,106)	(234,826)	(2,547,094)
Accounts payable	340,087	158,544	1,236,640	(270,211)
Accrued expenses and other liabilities	(363,045)	(641,618)	(5,004,624)	(2,752,842)
Advance from customers	(960,000)
Due to a related party	(1,587,758)
Income tax payable	387,456	5,333	41,601	(1,456,233)
Lease liabilities	(442,167)	(275,333)	(2,147,599)	(915,532)
Net cash used in operating activities	(238,665)	(361,719)	(2,821,405)	(5,972,710)
Cash flows from investing activities:
Purchase of property and equipment	(17,587)	(396,191)	(3,090,292)	(631,732)
Proceed from disposal of property and equipment		30,000	234,000	1,000,000
Purchase of intangible assets		(76,923)	(600,000)
Net cash outflow on acquisition of Top Spin (Note 3(a))				(69,463,675)
Net cash inflow on acquisition of Bowser (Note 3(b))		14,906	116,266
Net cash inflow on acquisition of Top Team (Note 3(c))		24,820	193,595
Net cash inflow on acquisition of Axiom as a common control combination (Note 3(d))		2,677	20,878
Net cash inflow on acquisition of Click Logistics as a common control combination		4,035	31,472
Net cash used in investing activities	(17,587)	(396,676)	(3,094,081)	(69,095,407)
Cash flows from financing activities:
Proceeds from short-term bank loans	5,800,000			743,590
Repayments of short-term bank loans	(5,900,000)			(4,243,590)
Proceeds from issuance of ordinary shares for IPO				38,294,611
Proceeds from issuance of ordinary shares for general working capital	4,000,287			57,974,280
Payment of offering costs	(5,684,052)			(8,874,386)
Net cash (used in) provided by financing activities	(1,783,765)			83,894,505
Net increase (decrease) in cash and cash equivalents	(2,040,017)	(758,395)	(5,915,486)	8,826,388
Cash and cash equivalents at beginning of the period/years	3,764,184	1,352,635	10,550,555	1,724,167
Cash and cash equivalents at end of the period/years	1,724,167	594,240	4,635,069	10,550,555
Supplemental disclosure of cash flows information:
Interest expense	112,607			274,867
Income tax	5,784	7,972	62,188	1,670,222
Non-cash activities and transactions:
Consideration settlement by way of share issuance - acquisition of Top Spin (Note 3(a))				5,973,708
Consideration settlement by way of share issuance - acquisition of Bowser (Note 3(b))		11,268,592	87,895,017
Consideration settlement by way of share issuance - acquisition of Top Team (Note 3(c))		1,388,176	10,827,775
Consideration settlement by way of share issuance - acquisition of Axiom as a common control combination (Note 3(d))		10,174,913	79,364,320
Operating right-of-use assets recognized for related operating lease liabilities from acquisition of Axiom		30,582	238,540
Operating right-of-use assets recognized for related operating lease liabilities		$ 33,645	$ 262,427	$ 5,861,057